UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB National Municipal Income Fund

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 162.5%
Long-Term Municipal Bonds - 162.5%
Alabama - 3.8%
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/46 (a)	$10,000	$11,245,400
State of Alabama Docks Department
AGM Series 2017A
5.00%, 10/01/34	2,000	2,256,340
AGM Series 2017C
5.00%, 10/01/36	2,000	2,259,840

		15,761,580

Arizona - 1.1%
Salt Verde Financial Corp.
(Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	4,735,358

Arkansas - 0.5%
Pulaski County Public Facilities Board
(Baptist Health)
Series 2014
5.00%, 12/01/42	2,000	2,205,040

California - 22.1%
Anaheim Public Financing Authority
(City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/32-5/01/39	5,500	6,285,965
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32 (Pre-refunded/ETM)	5,720	6,633,942
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	4,860	5,124,481
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	3,075	3,330,041
City of Los Angeles Department of Airports
(Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	5,973,372
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,455	1,527,721
Los Angeles County Metropolitan Transportation Authority
(Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013B
5.00%, 7/01/34	1,770	2,021,606
Los Angeles Department of Water & Power
Series 2013A
5.00%, 7/01/30 (Pre-refunded/ETM)	90	103,348
Los Angeles Department of Water & Power PWR
Series 2013A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/30 (c)	$6,165	$7,007,817
Series 2013B
5.00%, 7/01/30 (c)	10,000	11,520,800
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	3,840	4,407,014
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34 (d)	11,340	13,015,464
State of California
Series 2013
5.00%, 11/01/30	5,800	6,665,302
University of California
Series 2012G
5.00%, 5/15/31	3,825	4,283,962
5.00%, 5/15/31 (Pre-refunded/ETM) (c)	3,175	3,604,863
Series 2013A
5.00%, 5/15/30-5/15/32	7,375	8,452,879
5.00%, 5/15/30 (Pre-refunded/ETM) (c)	2,480	2,885,182

		92,843,759

Colorado - 1.8%
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	7,640,384

Connecticut - 10.2%
Connecticut State Health & Educational Facilities Authority
(Sacred Heart University, Inc.)
Series 2017I-1
5.00%, 7/01/35-7/01/42	3,000	3,393,685
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	7,858,142
Series 2013E
5.00%, 8/15/29	4,800	5,232,576
Series 2015F
5.00%, 11/15/32	5,000	5,524,950
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,515,350
Series 2012
5.00%, 1/01/29	13,855	15,325,431

		42,850,134

District of Columbia - 1.6%
District of Columbia
Series 2013A
5.00%, 6/01/29	5,000	5,711,200
Metropolitan Washington Airports Authority
Series 2016A

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/35	$1,000	$1,138,460

		6,849,660

Florida - 9.6%
Alachua County Health Facilities Authority
(Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,560	4,969,990
Brevard County Health Facilities Authority
(Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,100,150
City of Orlando FL
Series 2014A
5.00%, 11/01/44 (Pre-refunded/ETM)	7,720	9,058,648
5.25%, 11/01/33 (Pre-refunded/ETM)	5,620	6,676,560
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,000	1,127,030
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,647,828
Halifax Hospital Medical Center
(Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	2,655	2,923,022
Miami Beach Health Facilities Authority
(Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	9,879,370

		40,382,598

Georgia - 1.3%
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/31-1/01/32	4,675	5,358,506

Hawaii - 2.8%
State of Hawaii
Series 2015E
4.00%, 10/01/34-10/01/35	3,500	3,718,905
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,370,050
Series 2015A
5.00%, 7/01/45	2,500	2,780,900

		11,869,855

Illinois - 13.0%
Chicago Board of Education
Series 2017C
5.00%, 12/01/34	1,945	2,004,303
Chicago O’Hare International Airport
Series 2016B
5.00%, 1/01/41	8,000	8,975,760

	Principal Amount (000)	U.S. $ Value
Series 2016C
5.00%, 1/01/38	$2,350	$2,645,348
Illinois Finance Authority
(Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,251,963
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,500	4,917,825
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/33-1/01/40	8,800	9,941,376
Series 2017A
5.00%, 1/01/42	5,000	5,700,000
State of Illinois
Series 2012
5.00%, 3/01/31	1,000	1,029,680
Series 2014
5.00%, 4/01/30-2/01/39	12,070	12,541,512
Series 2017D
5.00%, 11/01/28	5,000	5,329,300

		54,337,067

Indiana - 0.3%
Indiana Finance Authority
(WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,250	1,341,075

Kentucky - 2.3%
Kentucky Economic Development Finance Authority
(Next Generation Kentucky Information Highway)
Series 2015A
4.25%, 7/01/35	1,000	1,026,980
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/30	2,500	2,827,650
Kentucky Turnpike Authority
Series 2013A
5.00%, 7/01/29	5,000	5,648,100

		9,502,730

Maryland - 1.7%
Maryland Health & Higher Educational Facilities Authority
(Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/45	6,725	7,210,478

Massachusetts - 4.1%
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	13,000	14,419,210

	Principal Amount (000)	U.S. $ Value
Series 2012B
5.00%, 8/15/30	$2,480	$2,795,332

		17,214,542

Michigan - 8.8%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,721,357
Michigan Finance Authority
(Great Lakes Water Authority Water Supply System)
AGM Series 2014D-1
5.00%, 7/01/35	1,250	1,395,625
Michigan Finance Authority
(Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/36	2,815	2,875,691
Michigan Finance Authority
(Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,458,530
Michigan Strategic Fund
(Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (b)(c)	3,585	3,966,229
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/23 (e)	2,140	1,779,752
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM) (c)	11,980	12,696,285
5.00%, 11/15/29	4,520	4,762,363

		36,655,832

Minnesota - 0.7%
City of Minneapolis MN
(Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	2,700	3,070,359

New Jersey - 10.3%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/31	2,500	2,663,825
Series 2016B
5.50%, 6/15/30	5,000	5,715,650
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,104,080
New Jersey Health Care Facilities Financing Authority
(New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/36	$2,500	$2,696,150
New Jersey Health Care Facilities Financing Authority
(RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	6,450	7,025,598
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,750	5,248,370
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,275,645
Series 2013A
5.00%, 1/01/31 (Pre-refunded/ETM)	5,000	5,673,600
Series 2016A
5.00%, 1/01/34	5,000	5,695,900

		43,098,818

New York - 28.3%
City of New York NY
Series 2012B
5.00%, 8/01/30	5,070	5,672,367
Series 2012I
5.00%, 8/01/28	8,780	9,859,238
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/34	4,000	4,642,800
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,509,880
Series 2012F
5.00%, 11/15/27	1,575	1,785,735
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	1,830	2,121,976
Series 2014B
5.25%, 11/15/34	4,000	4,618,440
Series 2014C
5.00%, 11/15/32	1,000	1,153,770
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/35 (d)	14,260	16,939,454
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	5,000	5,520,700
Series 2013D
5.00%, 6/15/34	3,600	4,096,044
New York City NY Transitional
Series 2007B
5.00%, 8/01/34-8/01/37 (d)	10,000	11,659,400
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (c)	1,135	1,267,795
New York State Dormitory Authority
(State of New York Pers Income Tax)

	Principal Amount (000)	U.S. $ Value
Series 2012B
5.00%, 3/15/32	$7,600	$8,449,376
Series 2012D
5.00%, 2/15/29	6,865	7,642,804
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/32	4,400	4,937,372
Series 2014-186
5.00%, 10/15/44	8,000	8,923,440
Triborough Bridge & Tunnel Authority
Series 2017C
5.00%, 11/15/42	6,250	7,268,437
Ulster County Capital Resource Corp.
(Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (c)	490	478,598
5.25%, 9/15/42-9/15/53 (c)	1,320	1,299,328
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/30	5,000	5,802,650

		118,649,604

North Carolina - 2.0%
North Carolina Medical Care Commission
(Vidant Health Obligated Group)
Series 2015
5.00%, 6/01/45	4,445	4,912,659
University of North Carolina at Greensboro
Series 2014
5.00%, 4/01/33	3,145	3,603,069

		8,515,728

Ohio - 0.5%
City of Chillicothe OH
(Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	1,800	2,030,850

Oklahoma - 0.5%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/45	1,700	1,837,581

Oregon - 1.3%
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (Pre-refunded/ETM) (c)	4,305	4,766,711
5.25%, 4/01/25	695	768,177

		5,534,888

Pennsylvania - 12.2%
Allegheny County Industrial Development Authority
(Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	410	410,947

	Principal Amount (000)	U.S. $ Value
Butler County Hospital Authority
(Butler Health System Obligated Group)
Series 2015
5.00%, 7/01/35-7/01/39	$3,510	$3,857,138
City of Philadelphia PA
AGM Series 2017A
5.00%, 8/01/34	5,000	5,718,850
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (c)	3,480	3,782,586
Montour School District
AGM Series 2015B
5.00%, 4/01/34-4/01/35	6,520	7,429,187
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	9,270	10,291,554
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,247,272
Series 2017A
5.00%, 12/01/33-12/01/35	5,000	5,760,625
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (c)(f)	1,150	11,500
School District of Philadelphia (The)
Series 2016F
5.00%, 9/01/35	5,000	5,397,650
Scranton School District/PA
BAM Series 2017E
4.00%, 12/01/37	1,025	1,047,560

		50,954,869

South Carolina - 1.7%
South Carolina Ports Authority
Series 2015
5.00%, 7/01/45	5,000	5,527,150
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/56	1,400	1,550,430

		7,077,580

Tennessee - 1.9%
Chattanooga-Hamilton County Hospital Authority
(Erlanger Medical Center)
Series 2014
5.00%, 10/01/44	7,500	8,061,525

Texas - 14.2%
Arlington Higher Education Finance Corp.
(Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,386,597

	Principal Amount (000)	U.S. $ Value
Arlington Higher Education Finance Corp.
(Uplift Education)
Series 2016A
5.00%, 12/01/36	$1,740	$1,903,003
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/33	5,000	5,739,250
Austin-Bergstrom Landhost Enterprises, Inc.
Series 2017
5.00%, 10/01/35-10/01/36	2,400	2,719,742
Bexar County Health Facilities Development Corp.
(Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	305	305,448
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/40	3,500	3,875,375
City of Arlington TX
(City of Arlington TX Spl Tax)
AGM Series 2017
5.00%, 2/15/34	2,500	2,837,050
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/28-11/15/29	8,075	9,197,854
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/26 (Pre-refunded/ETM)	6,000	6,704,160
Danbury Higher Education Authority, Inc.
(Golden Rule School, Inc.)
Series 2017
5.00%, 2/15/47	1,000	1,091,380
Fort Bend Independent School District
Series 2009
5.00%, 2/15/27 (Pre-refunded/ETM) (c)	5,855	6,159,519
5.00%, 2/15/27	1,705	1,794,734
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/31	1,000	1,132,860
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/40	5,000	5,504,000
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,720	1,870,861
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,000	3,491,910

		59,713,743

Utah - 1.2%
Salt Lake City Corp. Airport Revenue

	Principal Amount (000)	U.S. $ Value
Series 2017A
5.00%, 7/01/47	$4,500	$5,068,035

Washington - 2.5%
FYI Properties
(FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	3,885	4,058,659
5.125%, 6/01/28	5,200	5,439,564
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,136,110

		10,634,333

Wisconsin - 0.2%
State of Wisconsin
Series 2003-3
5.00%, 11/01/26	725	727,458

Total Municipal Obligations (cost $648,744,779)		681,733,969

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.17% (g)(h)(i) (cost $2,183,507)	2,183,507	2,183,507

Total Investments - 163.0% (cost $650,928,286) (j)		683,917,476
Other assets less liabilities - (41.0)%		(172,321,172)
Preferred Shares at liquidation value - (22.0)%		(92,125,000)

Net Assets Applicable to Common Shareholders - 100.0% (k)		$419,471,304

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $7,296,270 or 1.7% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.125%, 11/01/23	11/30/05	$2,127,876	$1,779,752	0.42%

(f)	Illiquid security.
(g)	Affiliated investments.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,187,884 and gross unrealized depreciation of investments was $(2,198,694), resulting in net unrealized appreciation of $32,989,190.
(k)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis

AB National Municipal Income Fund

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$640,712,025		$41,021,944		$681,733,969
Short-Term Investments		2,183,507		– 0	–	– 0	–	2,183,507

Total Investments in Securities		2,183,507		640,712,025		41,021,944		683,917,476
Other Financial Instruments: (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$2,183,507		$640,712,025		$41,021,944		$683,917,476

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/17	$24,279,742		$24,279,742
Accrued discounts/(premiums)	(33,517)		(33,517)
Realized gain (loss)	2,473		2,473
Change in unrealized appreciation/depreciation	761,700		761,700
Purchases	17,731,546		17,731,546
Sales	(1,720,000)		(1,720,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/18	$41,021,944		$41,021,944

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/18 (a)	$763,140		$763,140

As of January 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,630	$12,276	$11,722	$2,184	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2018